Legal proceedings and IP Indemnification Claims Narrative (Details)	1 Months Ended
	Jan. 31, 2017 patent	Feb. 29, 2012 customer lawsuit	Jan. 31, 2012 patent
Koninklijke KPN N.V. [Member]
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	1
M2M Solutions LLC [Member]
COMMITMENTS AND CONTINGENCIES
Patents found not infringed			1
Number of patents allegedly infringed			2
Intellectual Ventures [Member]
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit		2
Loss Contingency Number of Customers Named in Patent Litigation Lawsuit | customer		2